COMMITMENTS AND CONTINGENCIES (Schedule of Long-Term Supply Agreements) (Details) (USD $)	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
2014	$ 281,710,377
2015	281,710,377
2016	281,710,377
Total	$ 845,131,131